Information on remuneration - Remuneration costs of the Executive Committee (Detail) - Executive committee [Member] - EUR (€)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Information on remuneration [Line Items]
Key management personnel compensation	[1]	€ 33,170,901	€ 29,968,678	€ 26,755,003
Base salary [Member]
Information on remuneration [Line Items]
Key management personnel compensation	[1]	9,299,794	9,241,364	8,370,406
Annual incentive [Member]
Information on remuneration [Line Items]
Key management personnel compensation	[1],[2]	6,726,768	5,566,763	5,651,996
Performance share plans [Member]
Information on remuneration [Line Items]
Key management personnel compensation	[1],[3],[4]	13,153,975	11,143,320	8,896,369
Restricted shares [Member]
Information on remuneration [Line Items]
Key management personnel compensation	[1],[3]	288,372	168,404	492,237
Pension allowances [Member]
Information on remuneration [Line Items]
Key management personnel compensation	[1],[5]	2,054,570	2,076,834	1,919,839
Pension scheme costs [Member]
Information on remuneration [Line Items]
Key management personnel compensation	[1]	382,513	440,003	411,028
Other compensation [Member]
Information on remuneration [Line Items]
Key management personnel compensation	[1],[6]	€ 1,264,908	€ 1,331,990	€ 1,013,128

[1]	The Executive Committee consisted of 15 members as per December 31, 2020 (2019: 14 members; 2018: 13 members)
[2]	The annual incentives are related to the performance in the year reported which are paid out in the subsequent year.
[3]	Costs of performance shares and restricted share rights are based on accounting standards (IFRS) and do not reflect the value of performance shares at the vesting/release date
[4]	For 2020, a release of EUR 554,437 (2019: EUR 0; 2018: EUR 1,740,520) is included due to non-vesting of performance shares
[5]	Pension allowances are gross taxable allowances paid to the Executive Committee members in the Netherlands. These allowances are part of the pension arrangement
[6]	The stated amounts mainly concern (share of) allowances to members of the Executive Committee that can be considered as remuneration. In a situation where such a share of an allowance can be considered as (indirect) remuneration (for example, private use of the company car), then the share is both valued and accounted for here. The method employed by the fiscal authorities is the starting point for the value stated